Description of Business and Summary of Significant Accounting Policies (Details 7) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense related to stock options and restricted stock units	$ 36	$ 94
Stock option and warrant activity [Roll Forward]
Granted (in shares)	0
Board of Directors [Member]
Stock option and warrant activity [Roll Forward]
Granted (in shares)	0
Stock Options [Member]
Valuation assumptions to estimate the fair value of options and ESPP [Abstract]
Expected life		6 years
Volatility (in hundredths)		151.70%
Risk-free interest rate, minimum (in hundredths)		1.62%
Risk free interest rate, maximum (in hundredths)		1.74%
Dividend yield (in hundredths)		0.00%
Forfeiture rate (in hundredths)		10.00%
Stock option and warrant activity [Roll Forward]
Beginning outstanding (in shares)	665,058
Granted (in shares)	0
Forfeited (in shares)	(49,938)
Expired (in shares)	(4,501)
Ending outstanding (in shares)	610,619
Ending vested and expected to vest (in shares)	610,474
Ending exercisable (in shares)	299,876
Weighted Average Exercise Price [Abstract]
Beginning outstanding (in dollars per share)	$ 4.79
Granted (in dollars per share)	0
Forfeited (in dollars per share)	2.54
Expired (in dollars per share)	25.52
Ending outstanding (in dollars per share)	4.82
Ending vested and expected to vest (in dollars per share)	4.82
Ending exercisable (in dollars per share)	$ 8.06
Weighted Average Remaining Contractual Term [Abstract]
Beginning outstanding	7 years 4 months 6 days		7 years 9 months 18 days
Ending outstanding	7 years 4 months 6 days		7 years 9 months 18 days
Ending vested and expected to vest	7 years 4 months 6 days
Ending exercisable	5 years 7 months 13 days
Aggregate Intrinsic Value [Abstract]
Beginning outstanding	$ 67,951
Ending outstanding	0
Ending vested and expected to vest	0
Ending exercisable	0
Total unrecognized compensation cost related to outstanding options and warrants	$ 197
Period of recognition of total unrecognized compensation cost related to options outstanding	1 year 4 months 17 days
Restricted Stock Units (RSUs) [Member]
Restricted Stock Units [Abstract]
Total unrecognized compensation cost related to outstanding RSUs	$ 0